INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Income tax expense	$ 89		$ 89